Joint ventures and associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 17,056	$ 15,767
Carrying amount of interests in associates	6,808	7,648
Joint ventures and associates	$ 23,864	$ 23,415